Fair Value Instruments	9 Months Ended
Sep. 30, 2020
Fair Value Instruments [Abstract]
FAIR VALUE INSTRUMENTS

NOTE 5 — FAIR VALUE INSTRUMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:     Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:     Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:     Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

There were no assets measure on a recurring basis at fair value at December 31, 2019. At September 30, 2020, there were cash equivalents in the amount our $176,777,682 with a fair value hierarchy of Level 1 that was used as valuation inputs by the Company to determine such fair value.